Summary of Shares Outstanding Under Share Based Incentive Plans (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	179,760	276,094
Granted	66,320	92,423
Redeemed	(103,136)	(180,989)
Forfeited	(10,665)	(7,768)
Ending balance	132,279	179,760
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	497,053	794,743
Granted	156,763	158,440
Redeemed	(231,250)	(450,726)
Forfeited	(111,634)	(5,404)
Ending balance	310,932	497,053
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	123,473	116,280
Granted	2,336	7,193
Redeemed	(21,010)
Ending balance	104,799	123,473